Subsequent events (Narrative) (Details) - Subsequent events [Member]	2 Months Ended
	Feb. 28, 2019 CAD ($) shares	Feb. 20, 2019 $ / shares	Jan. 31, 2019 CAD ($)
Statements Line Items
Repayment of remaining outstanding amount related to revolving credit facility			$ 30
Dividend per share | $ / shares		$ 0.05
2018 NCIB Program
Statements Line Items
Number of common shares purchased | shares	852,500
Value of common shares purchased	$ 10,200,000